Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Deconsolidation of VIDA and ICinit [Abstract]
Schedule of components of acquired goodwill balances
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
Goodwill from Shenzhen Yidian acquisition(a)	137,060,340	137,060,340	19,679,572
Goodwill from Shenzhen Yitian acquisition(b)	92,990,256	92,990,256	13,351,844
Goodwill from Fe-da Electronics acquisition(c)	33,644,255	—	—
Goodwill from Guoyu acquisition(d)	13,283,750	13,283,750	1,907,324
Goodwill	276,978,601	243,334,346	34,938,740

(a)      Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 137.1 million was allocated to goodwill.

(b)      Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 161.0 million was allocated to goodwill. Impairment loss of RMB 68.0 million was recognized for the year ended December 31, 2016.

(c)      VIYI acquired Fe-da Electronics in 2020 to acquire 100% of the capital stock of Fe-da Electronics for a net consideration of approximately RMB 104.4 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 53.1 million) was allocated to goodwill. See impairment below.

(d)      Shanghai Guoyu in 2021 to acquire 100% of the capital stock of Shanghai Guoyu for a net consideration of RMB 20.0 million. The excess fair value of consideration over the identifiable assets acquired of approximately RMB 13.3 million was allocated to goodwill for the central processing algorithm services segment.

Schedule of changes in the carrying amount of goodwill allocated to reportable segments
	AR advertising services	AR entertainment	Semiconductor business	Total	Total
	RMB	RMB	RMB	RMB	USD
As of December 31, 2020	137,060,340	206,069,104	53,099,316	396,228,760	56,891,819
Add: acquisition of Guoyu	13,283,750	—	—	13,283,750	1,907,324
Less: impairment loss	—	(112,736,917)	(18,457,742)	(131,194,659)	(18,837,357)
Translation difference	—	(341,931)	(997,319)	(1,339,250)	(192,294)
As of December 31, 2021	150,344,090	92,990,256	33,644,255	276,978,601	39,769,492

Less: impairment loss	—	—	(35,493,300)	(35,493,300)	(5,096,244)
*Reallocation of goodwill due to organization change	92,990,256	(92,990,256)
Translation difference	—	—	1,849,045	1,849,045	265,492
As of December 31, 2022	243,334,346	—	—	243,334,346	34,938,740

*        Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022 which are mainly operations invoices AR entertainment. Instead Yitian and subsidiaries has been focusing on AR advertising services, therefore goodwill of Yitian and subsidiaries are reallocated to AR advertising services.